Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Inventories
Finished goods	¥ 2,742,092	¥ 1,917,133	¥ 1,447,799
Low-value consumables	8,297	5,108	2,720
Inventories	¥ 2,750,389	¥ 1,922,241	¥ 1,450,519